NOTE 4 - INVENTORY, NET: Schedule of Inventory (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Details
Raw materials	$ 825,675	$ 530,280
Work in process	1,076,749	1,732,324
Finished goods	2,256,171	612,399
Inventory, Gross	4,158,595	2,875,003
Less: inventory allowance	(5,012)	(18,425)
Inventory, net	$ 4,153,583	$ 2,856,578